COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 COMMITMENTS AND CONTINGENCIES

The Company is subject to various claims, legal actions, and regulatory proceedings arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate resolution of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

Joint-Venture Agreement with RelyEZ Energy Group

On April 20, 2025, the Company’s wholly-owned subsidiary, Emergen Energy, LLC, executed a definitive agreement with RelyEZ Energy Group to form a joint venture to develop, construct and operate up to 2 GW of utility-scale battery-energy-storage projects (2- to 4-hour BESS) in the United States through 2027.

Ownership and economics. Until project refinancing, each project SPV will be owned 80 percent by RelyEZ and 20 percent by Emergen. After refinancing, the Company may repurchase RelyEZ’s interest at cost plus a 12 percent annual return.

Capital commitments. RelyEZ has committed up to $50 million, including an initial $10 million funding within ten days of closing.  Emergen will contribute up to $12.5 million on a 20 percent pro-rata basis after RelyEZ’s first $10 million is funded. Because the closing conditions (including RelyEZ’s initial funding) had not been satisfied as of June 30, 2025, the Company had no present funding obligation and no liability recorded in these financial statements. This mezzanine capital will be used to advance long-lead items and qualifying the BESS projects for permanent debt financing.

Status of accounting evaluation. The agreement had not closed as of June 30, 2025; therefore no assets, liabilities, revenues or expenses related to the joint venture are reflected in the accompanying financial statements. Management will assess variable-interest-entity (VIE) status and consolidation under ASC 810 when the venture is legally formed and capitalized.

NOTE 12 COMMITMENTS AND CONTINGENCIES

The Company is subject to various claims, legal actions, and regulatory proceedings arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate resolution of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.